Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 249,166,671.00
Previously Paid Amount	8,700.00
Total Fee Amount	21,677.50
Total Offset Amount	0.00
Net Fee	$ 12,977.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A